Income (Loss) Per Common Share	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Earnings Per Share [Abstract]
Loss Per Common Share	Income (Loss) Per Common Share
The following table sets forth the computation of basic and diluted income (loss) per common share:

	Three Months Ended March 31,
	2020	2019
Numerator:
Net income (loss) attributable to MDC Partners Inc.	$1,003	$(113)
Accretion on convertible preference shares	(3,440)	(2,383)
Net loss attributable to MDC Partners Inc. common shareholders	$(2,437)	$(2,496)
Denominator:
Basic weighted average number of common shares outstanding	72,397,661	60,258,102
Diluted weighted average number of common shares outstanding	72,397,661	60,258,102
Basic	$(0.03)	$(0.04)
Diluted	$(0.03)	$(0.04)

Anti-dilutive stock awards 2,835,770 1,633,464

Restricted stock and restricted stock unit awards of 2,203,717 and 257,280 as of March 31, 2020 and 2019 respectively, are excluded from the computation of diluted income (loss) per common share because the performance contingency necessary for vesting has not been met as of the reporting date or all the terms and conditions to establish a grant date were not yet known. In addition, there were 145,000 Preference Shares outstanding which were convertible into 27,189,411 and 25,118,813 Class A common shares at March 31, 2020 and 2019, respectively. These Preference Shares were anti-dilutive for each period presented in the table above and are therefore excluded from the diluted income (loss) per common share calculation.	Income (Loss) Per Common Share
The following table sets forth the computation of basic and diluted income (loss) per common share:

	Twelve Months Ended December 31,
	2019	2018	2017
Numerator:
Net income (loss) attributable to MDC Partners Inc.	$(5,253)	$(130,007)	$241,086
Accretion on convertible preference shares	(12,304)	(8,355)	(6,352)
Net income allocated to convertible preference shares	—	—	(29,902)
Net income (loss) attributable to MDC Partners Inc. common shareholders	$(17,557)	$(138,362)	$204,832

Adjustment to net income allocated to convertible preference shares	—	—	106
Numerator for dilutive income (loss) per common share:
Net income (loss) attributable to MDC Partners Inc. common shareholders	$(17,557)	$(138,362)	$204,938
Denominator:
Basic weighted average number of common shares outstanding	69,132,100	57,218,994	55,255,797
Effect of dilutive securities:
Impact of stock options and non-vested stock under employee stock incentive plans	—	—	225,989
Diluted weighted average number of common shares outstanding	69,132,100	57,218,994	55,481,786
Basic	$(0.25)	$(2.42)	$3.71
Diluted	$(0.25)	$(2.42)	$3.70

Anti-dilutive stock awards                  5,450,426 1,442,518      0

Restricted stock and restricted stock unit awards of 135,386, 1,012,637 and 1,443,921 as of December 31, 2019, 2018 and 2017 respectively, which are contingent upon the Company meeting a cumulative three year earnings target and contingent upon continued employment, are excluded from the computation of diluted income per common share as the contingencies were not satisfied at December 31, 2019, 2018 and 2017, respectively. In addition, there were 145,000, 95,000, and 95,000 Preference Shares outstanding which were convertible into 26,656,285, 10,970,714, and 10,135,244 Class A common shares at December 31, 2019, 2018, and 2017, respectively. These Preference Shares were anti-dilutive for each period presented in the table above and are therefore excluded from the diluted income (loss) per common share calculation.